Other Payables	12 Months Ended
Dec. 31, 2021
Other payables [Abstract]
Other Payables	Note 7 — Other payables
	December 31,
	2021	2020
	U.S. dollars in thousands	U.S. dollars in thousands
Employees and payroll accruals	$115	$36
Accrued expenses	443	29
	$558	$65